Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Federal statutory income tax rate	34.00%	34.00%	34.00%
Adjustments to unrecognized tax benefits	$ 0	$ 0	$ 0